3. Loans Impaired, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Mortgage loans held for sale	$ 680	$ 857
Impaired loans	21,695	23,442
Other real estate	27	118
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	680	857
Impaired loans	21,695	23,442
Other real estate	$ 27	$ 118